Stock Based Compensation (Outstanding Employee Deferred Stock Awards) (Details) (USD $)	Mar. 31, 2013 Stock Awards [Member]	Dec. 31, 2012 Stock Awards [Member]	Mar. 31, 2013 Stock Awards, Granted May 11, 2010 [Member]		May 11, 2010 Stock Awards, Granted May 11, 2010 [Member]		Mar. 31, 2013 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 1, Granted May 24, 2010 [Member]		Mar. 31, 2013 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 2, Granted May 24, 2010 [Member]		Mar. 31, 2013 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2011 Stock Awards, Granted April 5, 2011 [Member]		Mar. 31, 2013 Stock Awards 2, Granted April 5, 2011 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 5, 2011 [Member]		Mar. 31, 2013 Stock Awards 1, Granted April 4, 2012 [Member]	Apr. 04, 2012 Stock Awards 1, Granted April 4, 2012 [Member]		Mar. 31, 2013 Stock Awards 2, Granted April 4, 2012 [Member]		Apr. 04, 2012 Stock Awards 2, Granted April 4, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net Shares Granted					56,875	[1],[2]				161,148	[2]				40,085	[2]			128,986	[2]			0	[2]		209,876	[2]			0	[2]
Grant Date Fair Value	$ 18.39	$ 18.41			$ 28.44					$ 18.71					$ 18.71				$ 19.40				$ 18.27			$ 17.49				$ 17.42
Of the shares granted, % vested								25.00%	25.00%	25.00%			33.33%	33.33%				25.00%	25.00%							25.00%
Of the shares granted, % expected to vest in one year							25.00%					33.33%					25.00%								25.00%
Of the shares granted, % expected to vest in two years																	25.00%								25.00%
Of the shares granted, % expected to vest in three years																									25.00%
Unvested Shares	368,592	318,893	5,266	[3]			52,964					17,457					74,470				50,155	[4]			168,280			0	[4]

[1]	Represents net shares granted as of the end of the second interim performance period ended December 31, 2011.
[2]	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through March 31, 2013.
[3]	Calculated based on Piedmont's cumulative total stockholder return for the respective performance period through December 31, 2012.
[4]	Estimated based on Piedmont's cumulative total stockholder return for the respective performance period through March 31, 2013. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.